Other Liabilities, Provisions, Contingencies and Commitments - Other Current Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Short-term employee benefits			$ 11,808	$ 12,335
Accrued expenses			14,151	19,115
Other			813	392
Accounts payable	$ 1,584		$ 26,772	$ 31,842

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3